UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Jennison 20/20 Focus Fund

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 1/31/2009

Date of reporting period: 7/31/2008

Item 1 – Reports to Stockholders

JULY 31, 2008	SEMIANNUAL REPORT

Jennison 20/20 Focus Fund

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of July 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

September 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison 20/20 Focus Fund

Jennison 20/20 Focus Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison 20/20 Focus Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.21%; Class B, 1.91%; Class C, 1.91%; Class R, 1.66%; Class Z, 0.91%. Net operating expenses apply to: Class A, 1.18%; Class B, 1.91%; Class C, 1.91%; Class R, 1.41%; Class Z, 0.91%, after contractual reduction through 5/31/2008 for Class A and through 5/31/2009 for Class R.

Cumulative Total Returns as of 7/31/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	5.42%	2.44%	100.20%	127.63%	—
Class B	5.01	1.65	92.96	111.20	—
Class C	5.08	1.72	93.07	111.32	—
Class R	5.39	2.26	N/A	N/A	66.82% (6/14/04)
Class Z	5.63	2.71	102.79	133.40	—
Russell 1000® Index[2]	–6.63	–10.62	43.86	39.47	**
S&P 500 Index[3]	–7.07	–11.09	40.41	33.16	***
Lipper Multi-Cap Core Funds Avg.[4]	–6.05	–10.71	44.70	67.70	****

Average Annual Total Returns[5] as of 6/30/08
	One Year	Five Years	Since Inception[1]
Class A	–4.62%	14.57%	8.03% (7/01/98)
Class B	–4.48	14.91	7.82 (7/01/98)
Class C	–0.70	15.03	7.83 (7/01/98)
Class R	0.74	N/A	14.01 (6/14/04)
Class Z	1.22	16.16	8.90 (7/01/98)
Russell 1000® Index[2]	–12.36	8.22	**
S&P 500 Index[3]	–13.11	7.58	***
Lipper Multi-Cap Core Funds Avg.[4]	–11.88	8.27	****

After May 31, 2008, the distribution and service (12b-1) fees are .30 of 1% of the average daily net assets of the Class A shares.

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000® Index, an index that represents approximately 98% of the U.S. market.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how stock prices in the United States have performed.

4The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to an annual distribution and service (12b-1) fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or following the redemption of Fund shares.

**Russell 1000 Index Closest Month-End to Inception cumulative total returns as of 7/31/08 are 37.79% for Class A, Class B, Class C, and Class Z; and 25.02% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns as of 6/30/08 are 3.38% for Class A, Class B, Class C, and Class Z; and 5.92% for Class R.

***S&P 500 Index Closest Month-End to Inception cumulative total returns as of 7/31/08 are 31.75% for Class A, Class B, Class C, and Class Z; and 22.30% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns as of 6/30/08 are 2.88% for Class A, Class B, Class C, and Class Z; and 5.27% for Class R.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 7/31/08 are 63.17% for Class A, Class B, Class C, and Class Z; and 25.29% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 6/30/08 are 4.52% for Class A, Class B, Class C, and Class Z; and 5.92% for Class R.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell 1000 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, and Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Jennison 20/20 Focus Fund	3

Your Fund’s Performance (continued)

Five Largest Growth Holdings expressed as a percentage of net assets as of 7/31/08
Monsanto Co., Chemicals	2.9%
Schlumberger, Ltd., Energy Equipment & Services	2.7
QUALCOMM, Inc., Communications Equipment	2.7
Apple, Inc., Computers & Peripherals	2.6
Google, Inc. (Class A), Internet Software & Services	2.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Value Holdings expressed as a percentage of net assets as of 7/31/08
Symantec Corp., Software	3.3%
SLM Corp., Consumer Finance	3.2
ConAgra Foods, Inc., Food Products	3.1
NII Holdings, Inc., Wireless Telecommunications Services	3.1
Cadbury PLC (United Kingdom) (ADR), Food Products	3.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 7/31/08
Energy Equipment & Services	12.0%
Communications Equipment	6.6
Food Products	6.1
Pharmaceuticals	5.8
Diversified Consumer Services	5.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2008, at the beginning of the period, and held through the six-month period ended July 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Jennison 20/20 Focus Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison 20/20 Focus Fund		Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,054.20	1.18%	$6.03
	Hypothetical	$1,000.00	$1,019.00	1.18%	$5.92

Class B	Actual	$1,000.00	$1,050.10	1.91%	$9.74
	Hypothetical	$1,000.00	$1,015.37	1.91%	$9.57

Class C	Actual	$1,000.00	$1,050.80	1.91%	$9.74
	Hypothetical	$1,000.00	$1,015.37	1.91%	$9.57

Class R	Actual	$1,000.00	$1,053.90	1.41%	$7.20
	Hypothetical	$1,000.00	$1,017.85	1.41%	$7.07

Class Z	Actual	$1,000.00	$1,056.30	0.91%	$4.65
	Hypothetical	$1,000.00	$1,020.34	0.91%	$4.57

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended July 31, 2008, and divided by the 366 days in the Fund’s fiscal year ending January 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of July 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.0%
COMMON STOCKS

Biotechnology 4.5%
492,700	Celgene Corp.(a)	$37,193,923
656,800	Gilead Sciences, Inc.(a)(b)	35,454,064

		72,647,987

Capital Markets 1.6%
1,096,500	Charles Schwab Corp. (The)	25,098,885

Chemicals 2.9%
392,500	Monsanto Co.	46,750,675

Communications Equipment 6.6%
1,465,600	Cisco Systems, Inc.(a)	32,228,544
769,700	QUALCOMM, Inc.	42,595,198
257,100	Research In Motion Ltd.(a)(b)	31,577,022

		106,400,764

Computers & Peripherals 2.6%
267,900	Apple, Inc.(a)	42,582,705

Consumer Finance 3.2%
3,049,400	SLM Corp.(a)(b)	52,236,222

Diversified Consumer Services 5.7%
2,420,300	Career Education Corp.(a)(b)	44,388,302
1,910,300	H&R Block, Inc.(b)	46,477,599

		90,865,901

Energy Equipment & Services 12.0%
111,500	First Solar, Inc.(a)(b)	31,789,765
1,743,300	Halliburton Co.	78,134,706
430,800	Schlumberger, Ltd.	43,769,280
637,800	Tenaris SA (Luxembourg)(ADR)(b)	38,427,450

		192,121,201

Food Products 6.1%
1,039,932	Cadbury PLC (United Kingdom)(ADR)	49,261,579
2,284,100	ConAgra Foods, Inc.	49,519,288

		98,780,867

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	7

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies 4.6%
212,400	Alcon, Inc.	$36,624,132
549,500	Baxter International, Inc.	37,701,195

		74,325,327

Independent Power Producers & Energy Traders 2.3%
1,036,000	NRG Energy, Inc.(a)(b)	37,596,440

Insurance 2.9%
2,610,900	XL Capital Ltd. (Class A Stock)	46,709,001

Internet & Catalog Retail 2.5%
531,000	Amazon.com, Inc.(a)(b)	40,536,540

Internet Software & Services 2.6%
88,700	Google, Inc. (Class A)(a)	42,021,625

IT Services 2.3%
497,000	Visa Inc. (Class A)(a)	36,310,820

Life Sciences, Tools & Services 2.3%
623,800	Thermo Fisher Scientific, Inc.(a)(b)	37,752,376

Media 5.2%
2,129,400	Comcast Corp. (Class A)(b)	43,908,228
24,328,940	Sirius Satellite Radio, Inc.(a)(b)	38,926,304

		82,834,532

Metals & Mining 2.2%
585,900	Century Aluminum Co.(a)	34,814,178

Multi-Utilities 2.5%
707,000	Sempra Energy(b)	39,705,120

Oil, Gas & Consumable Fuels 5.0%
1,075,000	Southwestern Energy Co.(a)	39,033,250
758,100	Suncor Energy, Inc.	41,316,450

		80,349,700

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals 5.8%
602,100	Elan Corp. PLC (Ireland)(ADR)(a)(b)	$12,072,105
2,188,912	Schering-Plough Corp.	46,142,265
851,000	Wyeth	34,482,520

		92,696,890

Software 5.1%
692,700	Adobe Systems, Inc.(a)	28,643,145
2,502,700	Symantec Corp.(a)(b)	52,731,889

		81,375,034

Wireless Telecommunication Services 5.5%
903,700	NII Holdings, Inc.(a)	49,396,242
4,851,300	Sprint Nextel Corp.(b)	39,489,582

		88,885,824

	Total long-term investments (cost $1,340,215,998)	1,543,398,614

SHORT-TERM INVESTMENT 26.0%

Affiliated Money Market Mutual Fund
416,894,865	Dryden Core Investment Fund - Taxable Money Market Series (cost $416,894,865; includes $317,386,137 of cash collateral received for securities on loan; Note 3)(c)(d)	416,894,865

	Total Investments 122.0% (cost $1,757,110,863; Note 5)	1,960,293,479
	Liabilities in excess of other assets (22.0%)	(352,952,290)

	Net Assets 100.0%	$1,607,341,189

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of a security on loan. The aggregate market value of such securities is $292,328,411; cash collateral of $317,386,137 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	9

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,960,293,479	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$1,960,293,479	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2008 and July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 19.7% of collateral received for securities on loan)	26.0%
Energy Equipment & Services	12.0
Communications Equipment	6.6
Food Products	6.1
Pharmaceuticals	5.8
Diversified Consumer Services	5.7
Wireless Telecommunication Services	5.5
Media	5.2
Software	5.1
Oil, Gas & Consumable Fuels	5.0
Healthcare Equipment & Supplies	4.6
Biotechnology	4.5
Consumer Finance	3.2
Chemicals	2.9
Insurance	2.9
Computers & Peripherals	2.6
Internet Software & Services	2.6
Internet & Catalog Retail	2.5
Multi-Utilities	2.5
Independent Power Producers & Energy Traders	2.3
IT Services	2.3
Life Sciences, Tools & Services	2.3
Metals & Mining	2.2
Capital Markets	1.6

122.0
Liabilities in excess of other assets	(22.0)

100.0%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	11

Statement of Assets and Liabilities

as of July 31, 2008 (Unaudited)

Assets
Investments, at value including securities on loan of $292,328,411:
Unaffiliated Investments (cost $1,340,215,998)	$1,543,398,614
Affiliated Investments (cost $416,894,865)	416,894,865
Receivable for Fund shares sold	8,537,395
Receivable for investments sold	6,156,651
Dividends and interest receivable	730,977
Foreign tax reclaims receivable	44,949
Prepaid expenses	79

Total assets	1,975,763,530

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	317,386,137
Payable for investments purchased	45,878,633
Payable for Fund shares reacquired	3,022,795
Management fee payable	970,738
Distribution fee payable	568,942
Accrued expenses and other liabilities	344,412
Transfer agent fee payable	158,736
Payable to custodian	89,253
Deferred trustees’ fees	2,695

Total liabilities	368,422,341

Net Assets	$1,607,341,189

Net assets were comprised of:
Shares of beneficial interest, at par	$106,995
Paid-in capital in excess of par	1,446,417,249

1,446,524,244
Accumulated net investment loss	(614,525)
Accumulated net realized loss on investment transactions	(41,751,146)
Net unrealized appreciation on investments	203,182,616

Net assets, July 31, 2008	$1,607,341,189

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($841,291,719 ÷ 54,976,927 shares of beneficial interest issued and outstanding)	$15.30
Maximum sales charge ( 5.50% of offering price)	.89

Maximum offering price to public	$16.19

Class B
Net asset value, offering price and redemption price per share ($169,072,745 ÷ 12,081,230 shares of beneficial interest issued and outstanding)	$13.99

Class C
Net asset value, offering price and redemption price per share ($242,740,284 ÷ 17,338,759 shares of beneficial interest issued and outstanding)	$14.00

Class R
Net asset value, offering price and redemption price per share ($21,950,606 ÷ 1,444,522 shares of beneficial interest issued and outstanding)	$15.20

Class Z
Net asset value, offering price and redemption price per share ($332,285,835 ÷ 21,153,921 shares of beneficial interest issued and outstanding)	$15.71

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	13

Statement of Operations

Six Months Ended July 31, 2008 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $174,417)	$7,919,199
Affiliated income from securities loaned, net	638,657
Affiliated dividend income	615,551

Total income	9,173,407

Expenses
Management fee	5,415,469
Distribution fee—Class A	1,058,687
Distribution fee—Class B	830,614
Distribution fee—Class C	1,113,996
Distribution fee—Class R	41,123
Transfer agent’s fees and expenses (including affiliated expense of $501,665; Note 3)	988,000
Custodian’s fees and expenses	92,000
Reports to shareholders	90,000
Registration fees	55,000
Interest expense (Note 7)	27,563
Trustees’ fees	21,000
Legal fees and expenses	19,000
Insurance	15,000
Audit fee	10,000
Miscellaneous	7,884

Total expenses	9,785,336

Net investment loss	(611,929)

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(36,578,041)
Net change in unrealized appreciation on investments	108,790,094

Net gain on investments	72,212,053

Net Increase In Net Assets Resulting From Operations	$71,600,124

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2008	Year Ended January 31, 2008
Increase In Net Assets
Operations
Net investment loss	$(611,929)	$(1,940,796)
Net realized gain (loss) on investment transactions	(36,578,041)	84,572,477
Net change in unrealized appreciation (depreciation) on investments	108,790,094	(92,809,877)

Net increase (decrease) in net assets resulting from operations	71,600,124	(10,178,196)

Distributions from net realized gains (Note 1)
Class A	(406,192)	(90,684,266)
Class B	(93,619)	(23,207,940)
Class C	(123,937)	(27,731,523)
Class R	(8,900)	(739,618)
Class Z	(140,750)	(24,530,237)

	(773,398)	(166,893,584)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	302,053,132	441,861,512
Net asset value of shares issued in reinvestment of dividends and distributions	668,523	146,800,608
Cost of shares reacquired	(157,773,715)	(281,070,116)

Net increase in net assets from Fund share transactions	144,947,940	307,592,004

Total increase	215,774,666	130,520,224

Net Assets
Beginning of period	1,391,566,523	1,261,046,299

End of period	$1,607,341,189	$1,391,566,523

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	15

Notes to Financial Statements

(Unaudited)

Jennison 20/20 Focus Fund (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund normally invests at least 80% of its total assets in up to 40 equity-related securities of U.S. companies that are selected by the Fund’s two portfolio managers (up to 20 by each) as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst

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media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of July 31, 2008, there were no securities valued in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at

Jennison 20/20 Focus Fund	17

Notes to Financial Statements

(Unaudited) continued

fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually.

Dividends and distributions which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are

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recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .75 of 1% of the Fund’s average daily net assets up to and including $1 billion and ..70 of 1% of such average daily net assets in excess of $1 billion. The effective management fee rate was .73 of 1% for the six months ended July 31, 2008.

There are two Portfolio Managers at Jennison, both of which manage approximately 50% of the Fund’s assets. In general, in order to maintain an approximately equal division of assets between the two portfolio managers, all daily cash inflows (i.e. subscriptions and reinvested distributions) and outflows (i.e. redemptions and expense items) are divided between the two portfolio managers as PI deems appropriate. In addition, periodic rebalancing of the portfolio’s assets may occur to account for market fluctuations in order to maintain an approximately equal allocation between the two portfolio managers.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C,

Jennison 20/20 Focus Fund	19

Notes to Financial Statements

(Unaudited) continued

Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. For the period through May 31, 2008, PIMS had contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares. However, effective June 1, 2008 such waiver has been terminated. The effective distribution fee rate for Class A shares was .27 of 1% for the period ended July 31, 2008. Class R fees continue to be limited to .50 of 1% of the average daily net assets to May 31, 2009.

PIMS has advised the Fund that it has received approximately $842,300 in front-end sales charges resulting from sales of Class A shares during the six months ended July 31, 2008. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended July 31, 2008, it received approximately $100, $219,100 and $22,100 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended July 31, 2008, the Fund incurred approximately $384,500 in total networking fees, of which approximately $138,000 was paid to First Clearing. The Fund did not pay any amounts to Wachovia during the six months ended July 31, 2008. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended July 31, 2008, Wachovia Securities, LLC, an indirect, wholly-owned subsidiary of Prudential, earned approximately $53,000 in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended July 31, 2008, PIM has been compensated approximately $273,200 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended July 31, 2008, were $911,145,917 and $783,164,527, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,765,505,111	$247,497,709	$(52,709,341)	$194,788,368

Jennison 20/20 Focus Fund	21

Notes to Financial Statements

(Unaudited) continued

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker/dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z. Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended July 31, 2008:
Shares sold	7,858,536	$120,097,665
Shares issued in reinvestment of dividends and distributions	22,525	368,971
Shares reacquired	(5,758,426)	(85,951,596)

Net increase (decrease) in shares outstanding before conversion	2,122,635	34,515,040
Shares issued upon conversion from Class B	827,167	12,387,489

Net increase (decrease) in shares outstanding	2,949,802	$46,902,529

Year ended January 31, 2008:
Shares sold	11,266,724	$182,266,460
Shares issued in reinvestment of dividends and distributions	5,159,473	81,389,245
Shares reacquired	(9,563,589)	(153,370,910)

Net increase (decrease) in shares outstanding before conversion	6,862,608	110,284,795
Shares issued upon conversion from Class B	2,504,559	40,331,260

Net increase (decrease) in shares outstanding	9,367,167	$150,616,055

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Class B	Shares	Amount
Six months ended July 31, 2008:
Shares sold	1,623,987	$22,657,793
Shares issued in reinvestment of dividends and distributions	5,695	85,481
Shares reacquired	(920,907)	(12,613,432)

Net increase (decrease) in shares outstanding before conversion	708,775	10,129,842
Shares reacquired upon conversion into Class A	(902,660)	(12,387,489)

Net increase (decrease) in shares outstanding	(193,885)	$(2,257,647)

Year ended January 31, 2008:
Shares sold	2,920,649	$43,951,641
Shares issued in reinvestment of dividends and distributions	1,462,602	21,322,981
Shares reacquired	(1,919,999)	(28,532,533)

Net increase (decrease) in shares outstanding before conversion	2,463,252	36,742,089
Shares reacquired upon conversion into Class A	(2,699,492)	(40,331,260)

Net increase (decrease) in shares outstanding	(236,240)	$(3,589,171)

Class C
Six months ended July 31, 2008:
Shares sold	2,934,306	$41,250,245
Shares issued in reinvestment of dividends and distributions	6,802	102,140
Shares reacquired	(1,669,055)	(22,709,685)

Net increase (decrease) in shares outstanding	1,272,053	$18,642,700

Year ended January 31, 2008:
Shares sold	4,430,299	$66,537,767
Shares issued in reinvestment of dividends and distributions	1,568,229	22,857,216
Shares reacquired	(2,692,951)	(39,997,498)

Net increase (decrease) in shares outstanding	3,305,577	$49,397,485

Class R
Six months ended July 31, 2008:
Shares sold	886,724	$13,254,567
Shares issued in reinvestment of dividends and distributions	433	7,046
Shares reacquired	(200,838)	(2,998,170)

Net increase (decrease) in shares outstanding	686,319	$10,263,443

Year ended January 31, 2008:
Shares sold	634,281	$10,131,118
Shares issued in reinvestment of dividends and distributions	46,574	726,949
Shares reacquired	(83,369)	(1,299,224)

Net increase (decrease) in shares outstanding	597,486	$9,558,843

Jennison 20/20 Focus Fund	23

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended July 31, 2008:
Shares sold	6,665,129	$104,792,862
Shares issued in reinvestment of dividends and distributions	6,239	104,885
Shares reacquired	(2,177,361)	(33,500,832)

Net increase (decrease) in shares outstanding	4,494,007	$71,396,915

Year ended January 31, 2008:
Shares sold	8,513,625	$138,974,526
Shares issued in reinvestment of dividends and distributions	1,271,163	20,504,217
Shares reacquired	(3,542,324)	(57,869,951)

Net increase (decrease) in shares outstanding	6,242,464	$101,608,792

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund utilized the line of credit during the six months ended July 31, 2008. The average daily balance for the 6 days the Fund had loans outstanding during the period was $429,167 at a weighted average interest rate of 3.04%.

During the period ended July 31, 2008, the Fund, paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was $545,078 at a weighted average interest rate of 4.40%.

Note 8. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

JULY 31, 2008	SEMIANNUAL REPORT

Jennison 20/20 Focus Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended July 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.51

Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain on investments and foreign currencies	.79

Total from investment operations	.80

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(.01)

Total dividends and distributions	(.01)

Net asset value, end of period	$15.30

Total Return(a):	5.42%
Ratios/Supplemental Data:
Net assets, end of period (000)	$841,292
Average net assets (000)	$795,041
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.18	%(e)
Expenses, excluding distribution and service (12b-1) fees	.91	%(e)
Net investment income (loss)	.06	%(e)
For Class A, B, C, R and Z shares:
Portfolio turnover	54	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares through May 31, 2008. After May 31, 2008, the distribution and service (12b-1) fees are .30 of 1% of the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended January 31,
2008(b)	2007(b)	2006	2005	2004(b)

$16.37	$15.88	$12.07	$10.93	$8.05

.01	.04	.01	(.01)	(.01)
.10	1.61	3.80	1.15	2.89

.11	1.65	3.81	1.14	2.88

—	(.04)	—	—	—
(1.97)	(1.12)	—	—	—

(1.97)	(1.16)	—	—	—

$14.51	$16.37	$15.88	$12.07	$10.93

.02%	11.24%	31.57%	10.43%	35.78%

$755,098	$698,219	$575,331	$198,304	$186,861
$771,444	$600,513	$314,392	$188,056	$162,753

1.17%	1.18%	1.28%	1.27%	1.27%
.92%	.93%	1.03%	1.02%	1.02%
.04%	.29%	.04%	(.08)%	(.08)%

115%	114%	106%	76%	105%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	27

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended July 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.32

Income (loss) from investment operations:
Net investment loss	(.05)
Net realized and unrealized gain on investments and foreign currencies	.73

Total from investment operations	.68

Less Distributions:
Distributions from net realized gains	(.01)

Net asset value, end of period	$13.99

Total Return(a):	5.01%
Ratios/Supplemental Data:
Net assets, end of period (000)	$169,073
Average net assets (000)	$167,036
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.91	%(d)
Expenses, excluding distribution and service (12b-1) fees	.91	%(d)
Net investment loss	(.66	)%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended January 31,
2008(b)	2007(b)	2006	2005	2004(b)

$15.28	$14.98	$11.47	$10.47	$7.77

(.10)	(.06)	(.09)	(.10)	(.07)
.11	1.48	3.60	1.10	2.77

.01	1.42	3.51	1.00	2.70

(1.97)	(1.12)	—	—	—

$13.32	$15.28	$14.98	$11.47	$10.47

(.68)%	10.34%	30.60%	9.55%	34.75%

$163,534	$191,220	$225,046	$324,971	$360,189
$181,942	$201,727	$283,592	$337,430	$329,735

1.92%	1.93%	2.03%	2.02%	2.02%
.92%	.93%	1.03%	1.02%	1.02%
(.69)%	(.42)%	(.67)%	(.83)%	(.83)%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	29

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended July 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.33

Income (loss) from investment operations:
Net investment loss	(.05)
Net realized and unrealized gain on investments and foreign currencies	.73

Total from investment operations	.68

Less Distributions:
Distributions from net realized gains	(.01)

Net asset value, end of period	$14.00

Total Return(a):	5.08%
Ratios/Supplemental Data:
Net assets, end of period (000)	$242,740
Average net assets (000)	$224,023
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.91	%(d)
Expenses, excluding distribution and service (12b-1) fees	.91	%(d)
Net investment loss	(.67	)%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended January 31,
2008(b)	2007(b)	2006	2005	2004(b)

$15.29	$14.98	$11.47	$10.47	$7.77

(.11)	(.07)	(.09)	(.10)	(.07)
.12	1.50	3.60	1.10	2.77

.01	1.43	3.51	1.00	2.70

(1.97)	(1.12)	—	—	—

$13.33	$15.29	$14.98	$11.47	$10.47

(.68)%	10.41%	30.60%	9.55%	34.75%

$214,122	$195,094	$124,608	$68,665	$72,779
$217,934	$159,196	$81,239	$69,292	$67,488

1.92%	1.93%	2.03%	2.02%	2.02%
.92%	.93%	1.03%	1.02%	1.02%
(.71)%	(.48)%	(.70)%	(.83)%	(.83)%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	31

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended July 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.43

Income (loss) from investment operations:
Net investment income (loss)	(.01)
Net realized and unrealized gain on investments and foreign currencies	.79

Total from investment operations	.78

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(.01)

Total dividends and distributions	(0.01)

Net asset value, end of period	$15.20

Total Return(c):	5.39%
Ratios/Supplemental Data:
Net assets, end of period (000)	$21,951
Average net assets (000)	$16,540
Ratios to average net assets(i):
Expenses, including distribution and service (12b-1) fees(e)	1.41	%(g)
Expenses, excluding distribution and service (12b-1) fees	.91	%(g)
Net investment income (loss)	(.18	)%(g)

(a)	Commencement of investment operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Less than $.005 per share
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares through May 31, 2009.
(f)	Amount is actual and not rounded.
(g)	Annualized.
(h)	Less than .005%.
(i)	Does not include the expenses of the underlying fund in which the Fund invests.

See Notes to Financial Statements.

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Class R
Year Ended January 31,			June 14, 2004(a) through January 31, 2005
2008(b)	2007(b)	2006

$16.32	$15.86	$12.07	$11.10

(.04)	(.02)	(.03)	—	(d)
.12	1.63	3.82	.97

.08	1.61	3.79	.97

—	(.03)	—	—
(1.97)	(1.12)	—	—

(1.97)	(1.15)	—	—

$14.43	$16.32	$15.86	$12.07

(.18)%	11.05%	31.40%	8.74%

$10,940	$2,623	$10,511 (f)	$2,800	(f)
$6,228	$591	$3,472 (f)	$1,847	(f)

1.42%	1.43%	1.53%	1.52	%(g)
.92%	.93%	1.03%	1.02	%(g)
(.28)%	(.12)%	(.22)%	—	(g)(h)

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	33

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended July 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.88

Income (loss) from investment operations:
Net investment income	.02
Net realized and unrealized gain on investments and foreign currencies	.82

Total from investment operations	.84

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(.01)

Total dividends and distributions	(.01)

Net asset value, end of period	$15.71

Total Return(a):	5.63%
Ratios/Supplemental Data:
Net assets, end of period (000)	$332,286
Average net assets (000)	$281,710
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.91	%(d)
Expenses, excluding distribution and service (12b-1) fees	.91	%(d)
Net investment income	.32	%(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class Z
Year Ended January 31,
2008(b)	2007(b)	2006	2005	2004(b)

$16.69	$16.15	$12.25	$11.07	$8.13

.05	.08	.04	.02	.02
.11	1.63	3.86	1.16	2.92

.16	1.71	3.90	1.18	2.94

—	(.05)	—	—	—
(1.97)	(1.12)	—	—	—

(1.97)	(1.17)	—	—	—

$14.88	$16.69	$16.15	$12.25	$11.07

.33%	11.49%	31.84%	10.66%	36.16%

$247,873	$173,890	$113,845	$25,361	$14,584
$214,692	$143,907	$63,511	$17,828	$26,576

.92%	.93%	1.03%	1.02%	1.02%
.92%	.93%	1.03%	1.02%	1.02%
.28%	.53%	.28%	.20%	.18%

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	35

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Jennison 20/20 Focus Fund (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including a majority of the Independent Trustees, met on June 3-5, 2008 and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-, three- and five-year periods ending December 31, 2007, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 3-5, 2008.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Jennison 20/20 Focus Fund

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of Jennison, as well as PI’s recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Visit our website at www.jennisondryden.com

Performance of Jennison 20/20 Focus Fund

The Board received and considered information about the Fund’s historical performance. The Board noted that the Fund’s gross performance in relation to its Peer Universe (the Lipper Large-Cap Core Funds Performance Universe)1 was in the first quartile for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its benchmark index for all periods. The Board concluded that, in light of the Fund’s competitive performance it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s third quartile, and that the Fund’s total expenses ranked in the second quartile.

As part of its review of the Fund’s management fee, the Board considered that the management fee arrangements for the Fund represented the result of several years of review and discussion between the Board and PI. In its review, the Board considered such things as the difficulty in managing the Fund, the size of the Fund, fees of competitors, Fund performance, expenses of service providers and such other aspects that the Trustees deemed important in the exercise of their business judgment. The Board concluded that the management and subadvisory fees were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board did not separately consider the profitability of the

[1]

The Fund was compared to the Lipper Large-Cap Core Funds Performance Universe, although Lipper classifies the Fund in the Multi-Cap Core Funds Performance Universe. The Lipper Large-Cap Core Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Jennison 20/20 Focus Fund

Approval of Advisory Agreements (continued)

subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the
Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison 20/20 Focus Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison 20/20 Focus Fund
Share Class	A	B	C	R	Z
NASDAQ	PTWAX	PTWBX	PTWCX	JTWRX	PTWZX
CUSIP	476295100	476295209	476295308	476295506	476295407

MF183E2    IFS-A154911    Ed. 09/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

      (3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison 20/20 Focus Fund

By	(Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 25, 2008

By	(Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 25, 2008

*	Print the name and title of each signing officer under his or her signature.